Derivative Warrants - Summary of Outstanding Derivative Warrants (Parenthetical) (Details) - $ / shares		12 Months Ended
	Jul. 26, 2022	Dec. 31, 2022
New Warrants
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Weighted average exercise price of warrant	$ 15.00	$ 2.29